Schedule of Investments (unaudited) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.	493,788	$17,885,001
Aerojet Rocketdyne Holdings Inc.(a)	584,557	30,893,837
Cubic Corp.	230,294	14,287,440
Kaman Corp.	411,128	23,487,743
Moog Inc., Class A	270,460	21,447,478
National Presto Industries Inc.	76,863	6,796,995
Park Aerospace Corp.	168,977	2,265,982
Triumph Group Inc.	500,412	6,285,175

		123,349,651

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	388,461	21,186,663
Echo Global Logistics Inc.(a)(b)	192,616	5,165,961
Hub Group Inc., Class A(a)	497,019	28,330,083

		54,682,707

Airlines — 1.0%
Allegiant Travel Co.	109,186	20,662,359
Hawaiian Holdings Inc.	686,503	12,151,103
SkyWest Inc.	743,797	29,982,457

		62,795,919

Auto Components — 1.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,674,727	13,967,223
Cooper Tire & Rubber Co.	747,468	30,272,454
Cooper-Standard Holdings Inc.(a)	249,905	8,664,206
Gentherm Inc.(a)	164,208	10,709,646
Motorcar Parts of America Inc.(a)(b)	281,747	5,527,876
Standard Motor Products Inc.	301,319	12,191,367

		81,332,772

Automobiles — 0.2%
Winnebago Industries Inc.	244,409	14,649,875

Banks — 14.4%
Allegiance Bancshares Inc.	278,229	9,495,956
Ameris Bancorp.	936,657	35,658,532
Banc of California Inc.	655,030	9,635,491
BancFirst Corp.	140,359	8,239,073
BankUnited Inc.	1,309,285	45,536,932
Banner Corp.	522,854	24,359,768
Berkshire Hills Bancorp. Inc.	510,333	8,736,901
Boston Private Financial Holdings Inc.	1,220,959	10,317,104
Brookline Bancorp. Inc.	1,119,750	13,481,790
Cadence BanCorp.	1,867,306	30,661,165
Central Pacific Financial Corp.	373,008	7,090,882
City Holding Co.	122,828	8,542,687
Columbia Banking System Inc.	1,057,200	37,953,480
Community Bank System Inc.	400,716	24,968,614
Customers Bancorp. Inc.(a)	429,886	7,815,327
CVB Financial Corp.	1,109,548	21,636,186
Dime Community Bancshares Inc.	420,347	6,628,872
Eagle Bancorp. Inc.	477,644	19,726,697
FB Financial Corp.	463,835	16,108,990
First BanCorp./Puerto Rico	1,924,595	17,744,766
First Bancorp./Southern Pines NC	392,956	13,293,701
First Commonwealth Financial Corp.	1,290,635	14,119,547
First Financial Bancorp.	1,447,150	25,368,540
First Hawaiian Inc.	1,934,265	45,609,969
First Midwest Bancorp. Inc.	1,687,569	26,866,098
Great Western Bancorp. Inc.(b)	536,084	11,204,156
Hanmi Financial Corp.	469,291	5,321,760

Security	Shares	Value

Banks (continued)
Heritage Financial Corp./WA	532,504	$12,455,269
Hope Bancorp Inc.	1,828,923	19,953,550
Independent Bank Corp.	279,181	20,391,380
Independent Bank Group Inc.	545,200	34,085,904
National Bank Holdings Corp., Class A	156,316	5,120,912
NBT Bancorp. Inc.	421,417	13,527,486
OFG Bancorp.	768,204	14,242,502
Old National Bancorp./IN	2,440,997	40,422,910
Pacific Premier Bancorp. Inc.	1,394,062	43,675,962
Park National Corp.	94,357	9,908,429
Preferred Bank/Los Angeles CA	200,469	10,117,670
Renasant Corp.	829,670	27,943,286
S&T Bancorp. Inc.	582,844	14,477,845
Seacoast Banking Corp. of Florida(a)	636,605	18,748,017
Simmons First National Corp., Class A	1,607,016	34,695,475
Southside Bancshares Inc.	463,865	14,393,731
Tompkins Financial Corp.	180,463	12,740,688
United Community Banks Inc./GA	1,232,984	35,066,065
Veritex Holdings Inc.	733,201	18,813,938
Westamerica Bancorp.	203,063	11,227,353

		918,131,356

Beverages — 0.2%
Coca-Cola Consolidated Inc.	39,547	10,530,180
MGP Ingredients Inc.(b)	91,616	4,311,449

		14,841,629

Biotechnology — 0.7%
Anika Therapeutics Inc.(a)	126,003	5,702,896
Eagle Pharmaceuticals Inc./DE(a)	109,648	5,106,307
Enanta Pharmaceuticals Inc.(a)	153,125	6,446,562
Myriad Genetics Inc.(a)	1,118,073	22,109,894
Spectrum Pharmaceuticals Inc.(a)(b)	970,104	3,308,055
Vanda Pharmaceuticals Inc.(a)(b)	395,918	5,202,362

		47,876,076

Building Products — 1.9%
American Woodmark Corp.(a)	119,298	11,196,117
Apogee Enterprises Inc.	393,662	12,471,212
Griffon Corp.	669,490	13,644,206
Insteel Industries Inc.	168,278	3,747,551
Quanex Building Products Corp.	490,168	10,867,025
Resideo Technologies Inc.(a)	2,077,903	44,176,218
UFP Industries Inc.	445,146	24,727,860

		120,830,189

Capital Markets — 0.8%
Blucora Inc.(a)(b)	397,477	6,323,859
Donnelley Financial Solutions Inc.(a)	245,745	4,170,293
Greenhill & Co. Inc.	84,086	1,020,804
Piper Sandler Cos.	77,197	7,789,177
Waddell & Reed Financial Inc., Class A	928,469	23,648,105
WisdomTree Investments Inc.	956,147	5,115,387

		48,067,625

Chemicals — 2.5%
AdvanSix Inc.(a)	414,560	8,287,054
American Vanguard Corp.	216,571	3,361,182
Ferro Corp.(a)(b)	790,594	11,566,390
FutureFuel Corp.	221,143	2,808,516
GCP Applied Technologies Inc.(a)	341,930	8,086,644
Hawkins Inc.	63,138	3,302,749
HB Fuller Co.	376,887	19,552,898
Innospec Inc.	226,557	20,555,517

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Koppers Holdings Inc.(a)(b)	311,205	$9,697,148
Kraton Corp.(a)	470,947	13,087,617
Rayonier Advanced Materials Inc.(a)	936,864	6,108,353
Stepan Co.	145,943	17,413,919
Tredegar Corp.	381,061	6,363,719
Trinseo SA	568,602	29,118,108

		159,309,814

Commercial Services & Supplies — 2.9%
ABM Industries Inc.	989,035	37,425,085
Brady Corp., Class A, NVS	439,404	23,209,319
Deluxe Corp.	623,637	18,210,200
Harsco Corp.(a)(b)	1,173,208	21,094,280
Interface Inc.	866,750	9,100,875
Matthews International Corp., Class A	470,200	13,823,880
Pitney Bowes Inc.	2,588,175	15,943,158
Team Inc.(a)(b)	452,872	4,936,305
U.S. Ecology Inc.	283,982	10,317,066
UniFirst Corp./MA	108,600	22,989,534
Viad Corp.	178,059	6,440,394

		183,490,096

Communications Equipment — 1.0%
ADTRAN Inc.	709,263	10,475,815
Applied Optoelectronics Inc.(a)(b)	322,705	2,746,220
CalAmp Corp.(a)	310,422	3,079,386
Comtech Telecommunications Corp.	369,487	7,644,686
Digi International Inc.(a)(b)	181,444	3,429,292
Extreme Networks Inc.(a)	1,017,709	7,012,015
Harmonic Inc.(a)(b)	750,924	5,549,328
NETGEAR Inc.(a)(b)	450,551	18,305,887
Plantronics Inc.	194,083	5,246,063

		63,488,692

Construction & Engineering — 0.9%
Aegion Corp.(a)(b)	455,129	8,642,900
Arcosa Inc.	330,332	18,145,137
Granite Construction Inc.	695,193	18,568,605
Matrix Service Co.(a)	391,473	4,314,032
MYR Group Inc.(a)	108,731	6,534,733

		56,205,407

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)	234,304	9,365,131

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)	466,372	18,165,190
Enova International Inc.(a)	527,214	13,059,091
EZCORP Inc., Class A, NVS(a)(b)	770,522	3,690,800
World Acceptance Corp.(a)(b)	18,846	1,926,438

		36,841,519

Containers & Packaging — 0.1%
Myers Industries Inc.	322,850	6,708,823

Distributors — 0.3%
Core-Mark Holding Co. Inc.	667,740	19,611,524

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)(b)	96,263	2,934,096
Perdoceo Education Corp.(a)	586,580	7,408,506
Regis Corp.(a)(b)	232,896	2,140,314

		12,482,916

Security	Shares	Value

Diversified Telecommunication Services — 0.8%
ATN International Inc.	162,239	$6,775,101
Cogent Communications Holdings Inc.	231,929	13,885,589
Consolidated Communications Holdings Inc.(a)	1,078,504	5,273,885
Iridium Communications Inc.(a)(b)	679,321	26,714,298

		52,648,873

Electrical Equipment — 0.5%
AZZ Inc.	169,503	8,041,222
Encore Wire Corp.	307,026	18,596,565
Powell Industries Inc.	130,556	3,850,097

		30,487,884

Electronic Equipment, Instruments & Components — 4.8%
Bel Fuse Inc., Class B, NVS	159,267	2,393,783
Benchmark Electronics Inc.	543,413	14,677,585
CTS Corp.(b)	224,832	7,718,483
Daktronics Inc.	558,742	2,614,913
ePlus Inc.(a)	200,958	17,674,256
Fabrinet(a)	209,005	16,216,698
FARO Technologies Inc.(a)(b)	110,665	7,816,269
Insight Enterprises Inc.(a)(b)	520,539	39,607,812
Itron Inc.(a)(b)	287,887	27,608,363
Knowles Corp.(a)(b)	1,361,320	25,089,128
Methode Electronics Inc.	330,424	12,648,631
MTS Systems Corp.(b)	286,939	16,688,372
OSI Systems Inc.(a)	115,725	10,787,884
PC Connection Inc.	162,413	7,680,511
Plexus Corp.(a)	184,672	14,443,197
Rogers Corp.(a)	130,499	20,265,190
Sanmina Corp.(a)(b)	965,102	30,777,103
ScanSource Inc.(a)(b)	375,145	9,896,325
TTM Technologies Inc.(a)(b)	1,475,851	20,359,364

		304,963,867

Energy Equipment & Services — 2.4%
Archrock Inc.	1,912,079	16,558,604
Bristow Group Inc.(a)	342,370	9,011,178
Core Laboratories NV(b)	394,410	10,455,809
Dril-Quip Inc.(a)(b)	522,497	15,476,361
Exterran Corp.(a)(b)	382,816	1,692,047
Helix Energy Solutions Group Inc.(a)(b)	2,085,307	8,758,289
Helmerich & Payne Inc.	1,595,845	36,959,770
Nabors Industries Ltd.	96,668	5,628,978
Oceaneering International Inc.(a)(b)	1,482,243	11,783,832
Oil States International Inc.(a)(b)	902,640	4,531,253
Patterson-UTI Energy Inc.	2,793,007	14,691,217
ProPetro Holding Corp.(a)	1,193,992	8,823,601
RPC Inc.(a)	856,986	2,699,506
U.S. Silica Holdings Inc.	1,092,504	7,669,378

		154,739,823

Entertainment — 0.1%
Marcus Corp. (The)	342,223	4,613,166

Equity Real Estate Investment Trusts (REITs) — 10.0%
Acadia Realty Trust	1,273,671	18,073,391
Agree Realty Corp.	410,969	27,362,316
Alexander & Baldwin Inc.	1,076,592	18,495,851
American Assets Trust Inc.	743,616	21,475,630
Armada Hoffler Properties Inc.	855,890	9,603,086
Brandywine Realty Trust	2,530,604	30,139,494
CareTrust REIT Inc.	692,595	15,361,757
Centerspace	82,326	5,815,509

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Chatham Lodging Trust	694,710	$7,502,868
CoreCivic Inc.	1,784,335	11,687,394
DiamondRock Hospitality Co.	2,943,845	24,286,721
Diversified Healthcare Trust	3,550,156	14,626,643
Easterly Government Properties Inc.	689,787	15,623,676
Four Corners Property Trust Inc.	476,810	14,194,634
Franklin Street Properties Corp.	1,428,630	6,243,113
GEO Group Inc. (The)	1,765,609	15,643,296
Getty Realty Corp.	281,543	7,753,694
Global Net Lease Inc.	1,329,299	22,784,185
Hersha Hospitality Trust	540,014	4,260,710
Independence Realty Trust Inc.	714,573	9,596,715
Industrial Logistics Properties Trust	536,026	12,484,046
iStar Inc.	1,101,453	16,356,577
Kite Realty Group Trust	1,252,360	18,735,306
Lexington Realty Trust	2,630,246	27,933,213
LTC Properties Inc.	356,791	13,882,738
Mack-Cali Realty Corp.	1,282,979	15,985,918
National Storage Affiliates Trust	358,870	12,930,086
NexPoint Residential Trust Inc.	140,682	5,952,255
Office Properties Income Trust	719,233	16,340,974
Retail Opportunity Investments Corp.	1,752,816	23,470,206
Retail Properties of America Inc., Class A	3,179,835	27,219,388
RPT Realty	1,197,417	10,357,657
Saul Centers Inc.	112,180	3,553,862
SITE Centers Corp.	2,238,844	22,657,101
Summit Hotel Properties Inc.	1,575,248	14,192,984
Tanger Factory Outlet Centers Inc.(b)	897,412	8,938,224
Uniti Group Inc.	1,238,098	14,522,890
Universal Health Realty Income Trust	102,171	6,566,530
Urstadt Biddle Properties Inc., Class A	443,118	6,261,257
Washington REIT	1,222,661	26,446,157
Whitestone REIT	588,825	4,692,935
Xenia Hotels & Resorts Inc.	1,688,808	25,669,882

		635,680,869

Food & Staples Retailing — 0.9%
Andersons Inc. (The)	453,098	11,105,432
Chefs’ Warehouse Inc. (The)(a)(b)	484,969	12,458,854
PriceSmart Inc.	194,202	17,689,860
SpartanNash Co.	530,410	9,234,438
United Natural Foods Inc.(a)(b)	389,173	6,215,093

		56,703,677

Food Products — 1.3%
Calavo Growers Inc.	144,671	10,044,508
Cal-Maine Foods Inc.(a)(b)	226,393	8,498,793
Fresh Del Monte Produce Inc.	452,834	10,899,714
J&J Snack Foods Corp.	126,901	19,716,608
John B Sanfilippo & Son Inc.	130,332	10,277,981
Seneca Foods Corp., Class A(a)(b)	103,504	4,129,810
Simply Good Foods Co. (The)(a)	684,935	21,479,562

		85,046,976

Gas Utilities — 1.0%
Chesapeake Utilities Corp.	127,572	13,804,566
Northwest Natural Holding Co.	454,157	20,886,680
South Jersey Industries Inc.	1,491,850	32,149,368

		66,840,614

Health Care Equipment & Supplies — 2.4%
AngioDynamics Inc.(a)	364,456	5,587,110
Cardiovascular Systems Inc.(a)	290,562	12,714,993

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CONMED Corp.	187,059	$20,950,608
CryoLife Inc.(a)(b)	270,847	6,394,698
Cutera Inc.(a)	145,881	3,517,191
Glaukos Corp.(a)	240,857	18,126,898
Inogen Inc.(a)(b)	157,303	7,028,298
Integer Holdings Corp.(a)(b)	292,948	23,784,448
Invacare Corp.	508,949	4,555,094
Lantheus Holdings Inc.(a)(b)	996,351	13,440,775
Natus Medical Inc.(a)	500,350	10,027,014
OraSure Technologies Inc.(a)(b)	381,510	4,038,283
Orthofix Medical Inc.(a)(b)	182,805	7,856,959
Surmodics Inc.(a)	72,735	3,165,427
Varex Imaging Corp.(a)(b)	579,124	9,659,788

		150,847,584

Health Care Providers & Services — 2.4%
AMN Healthcare Services Inc.(a)(b)	258,910	17,670,608
CorVel Corp.(a)	48,547	5,145,982
Covetrus Inc.(a)(b)	586,232	16,848,308
Cross Country Healthcare Inc.(a)(b)	516,663	4,582,801
Hanger Inc.(a)	219,572	4,828,388
Magellan Health Inc.(a)	336,693	27,891,648
MEDNAX Inc.(a)(b)	776,597	19,057,690
Owens & Minor Inc.	521,496	14,106,467
RadNet Inc.(a)	322,913	6,319,407
Select Medical Holdings Corp.(a)	783,477	21,670,974
Tivity Health Inc.(a)(b)	188,048	3,683,860
U.S. Physical Therapy Inc.	85,429	10,272,837

		152,078,970

Health Care Technology — 0.2%
Computer Programs & Systems Inc.	98,857	2,653,322
HealthStream Inc.(a)(b)	232,126	5,069,632
NextGen Healthcare Inc.(a)(b)	433,697	7,910,633

		15,633,587

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.	329,967	12,700,430
Bloomin’ Brands Inc.	1,184,078	22,994,795
Brinker International Inc.	307,580	17,399,800
Cheesecake Factory Inc. (The)(b)	406,058	15,048,509
Chuy’s Holdings Inc.(a)	290,965	7,707,663
Dave & Buster’s Entertainment Inc.	705,556	21,180,791
El Pollo Loco Holdings Inc.(a)(b)	135,193	2,446,993
Fiesta Restaurant Group Inc.(a)(b)	256,857	2,928,170
Monarch Casino & Resort Inc.(a)(b)	92,545	5,665,605
Red Robin Gourmet Burgers Inc.(a)(b)	229,864	4,420,285
Ruth’s Hospitality Group Inc.	296,522	5,257,335

		117,750,376

Household Durables — 1.1%
Cavco Industries Inc.(a)(b)	53,020	9,302,359
Ethan Allen Interiors Inc.	322,361	6,514,916
La-Z-Boy Inc.	334,101	13,310,584
M/I Homes Inc.(a)	427,264	18,923,523
MDC Holdings Inc.	312,854	15,204,704
Universal Electronics Inc.(a)	119,850	6,287,331

		69,543,417

Household Products — 0.2%
Central Garden & Pet Co.(a)	56,171	2,168,762
Central Garden & Pet Co., Class A, NVS(a)(b)	224,483	8,155,468

		10,324,230

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.2%
Raven Industries Inc.	307,221	$10,165,943

Insurance — 3.0%
Ambac Financial Group Inc.(a)	446,663	6,869,677
American Equity Investment Life Holding Co.	1,358,551	37,577,521
AMERISAFE Inc.	182,017	10,453,236
Assured Guaranty Ltd.	166,647	5,247,714
Employers Holdings Inc.	429,491	13,825,315
Horace Mann Educators Corp.	611,427	25,704,391
James River Group Holdings Ltd.	271,157	13,327,366
ProAssurance Corp.	803,111	14,287,345
Safety Insurance Group Inc.	208,902	16,273,466
Stewart Information Services Corp.	395,325	19,117,917
Third Point Reinsurance Ltd.(a)	1,215,061	11,567,381
United Fire Group Inc.	318,377	7,991,263
United Insurance Holdings Corp.	305,831	1,749,353
Universal Insurance Holdings Inc.	421,718	6,372,159

		190,364,104

Internet & Direct Marketing Retail — 0.0%
Liquidity Services Inc.(a)	131,676	2,094,965

IT Services — 1.2%
Cardtronics PLC, Class A(a)(b)	529,226	18,681,678
CSG Systems International Inc.	246,085	11,091,051
ManTech International Corp./VA, Class A	129,989	11,561,222
Sykes Enterprises Inc.(a)	587,744	22,140,316
Unisys Corp.(a)(b)	521,526	10,263,632

		73,737,899

Leisure Products — 0.3%
Callaway Golf Co.	589,438	14,152,406
Sturm Ruger & Co. Inc.	98,222	6,391,306

		20,543,712

Machinery — 5.1%
Albany International Corp., Class A	228,470	16,774,267
Astec Industries Inc.	130,266	7,539,796
Barnes Group Inc.	690,644	35,008,744
CIRCOR International Inc.(a)(b)	189,083	7,268,351
Enerpac Tool Group Corp.(b)	526,956	11,914,475
EnPro Industries Inc.	305,033	23,036,092
ESCO Technologies Inc.	158,969	16,408,780
Greenbrier Companies Inc. (The)	488,404	17,768,137
Hillenbrand Inc.	378,946	15,082,051
John Bean Technologies Corp.	183,856	20,935,683
Lindsay Corp.	64,206	8,247,903
Lydall Inc.(a)(b)	134,396	4,035,912
Meritor Inc.(a)(b)	1,072,729	29,939,866
Mueller Industries Inc.	509,488	17,888,124
SPX Corp.(a)	280,238	15,284,181
SPX FLOW Inc.(a)	388,782	22,533,805
Standex International Corp.	184,544	14,305,851
Tennant Co.	147,372	10,341,093
Titan International Inc.	408,947	1,987,482
Wabash National Corp.	789,474	13,602,637
Watts Water Technologies Inc., Class A	142,927	17,394,216

		327,297,446

Marine — 0.2%
SEACOR Holdings Inc.(a)(b)	285,933	11,851,923

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	440,072	15,741,375

Security	Shares	Value

Media (continued)
EW Scripps Co. (The), Class A, NVS	852,638	$13,036,835
Gannett Co. Inc.(a)	1,952,543	6,560,545
Meredith Corp.	598,738	11,495,770
Scholastic Corp., NVS	442,357	11,058,925

		57,893,450

Metals & Mining — 2.2%
Allegheny Technologies Inc.(a)(b)	1,881,328	31,549,871
Arconic Corp.(a)	635,788	18,946,482
Carpenter Technology Corp.	713,899	20,788,739
Century Aluminum Co.(a)(b)	296,131	3,266,325
Haynes International Inc.	186,472	4,445,492
Kaiser Aluminum Corp.	234,935	23,235,072
Materion Corp.	186,189	11,863,963
Olympic Steel Inc.	141,839	1,890,714
SunCoke Energy Inc.	1,248,622	5,431,506
TimkenSteel Corp.(a)(b)	582,597	2,720,728
Warrior Met Coal Inc.	756,414	16,126,746

		140,265,638

Mortgage Real Estate Investment — 1.9%
Apollo Commercial Real Estate Finance Inc.	1,906,871	21,299,749
ARMOUR Residential REIT Inc.	956,292	10,318,391
Capstead Mortgage Corp.	1,426,941	8,290,527
Granite Point Mortgage Trust Inc.	815,574	8,147,584
Invesco Mortgage Capital Inc.	1,688,118	5,705,839
KKR Real Estate Finance Trust Inc.	402,145	7,206,438
New York Mortgage Trust Inc.	5,615,391	20,720,793
PennyMac Mortgage Investment Trust	1,466,589	25,797,300
Ready Capital Corp.	604,169	7,521,904
Redwood Trust Inc.	1,041,752	9,146,583

		124,155,108

Multi-Utilities — 0.6%
Avista Corp.	1,019,424	40,919,679

Multiline Retail — 0.8%
Macy’s Inc.(b)	4,581,308	51,539,715

Oil, Gas & Consumable Fuels — 2.1%
Callon Petroleum Co.(a)(b)	587,294	7,728,789
CONSOL Energy Inc.(a)(b)	455,318	3,282,843
Dorian LPG Ltd.(a)(b)	213,335	2,600,554
Green Plains Inc.(a)	495,735	6,528,830
Laredo Petroleum Inc.(a)	133,933	2,638,480
Matador Resources Co.(a)(b)	935,120	11,277,547
Par Pacific Holdings Inc.(a)	590,111	8,249,752
PBF Energy Inc., Class A	1,419,774	10,080,395
PDC Energy Inc.(a)(b)	1,478,630	30,356,274
Penn Virginia Corp.(a)(b)	224,558	2,279,264
QEP Resources Inc.	3,578,465	8,552,531
Range Resources Corp.(b)	1,628,676	10,912,129
REX American Resources Corp.(a)(b)	77,901	5,723,386
SM Energy Co.	1,575,903	9,644,526
Southwestern Energy Co.(a)(b)	4,104,700	12,232,006
Talos Energy Inc.(a)(b)	345,252	2,844,877

		134,932,183

Paper & Forest Products — 0.9%
Clearwater Paper Corp.(a)(b)	246,039	9,287,972
Glatfelter Corp.	672,127	11,009,440
Mercer International Inc.	583,863	5,984,596
Neenah Inc.	250,432	13,853,898

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Schweitzer-Mauduit International Inc.	465,757	$18,728,089

		58,863,995

Personal Products — 0.2%
Inter Parfums Inc.	146,115	8,838,496
USANA Health Sciences Inc.(a)(b)	63,778	4,917,284

		13,755,780

Pharmaceuticals — 0.4%
Amphastar Pharmaceuticals Inc.(a)(b)	189,136	3,803,525
ANI Pharmaceuticals Inc.(a)	91,066	2,644,557
Endo International PLC(a)(b)	1,326,870	9,526,926
Lannett Co. Inc.(a)(b)	511,993	3,338,194
Phibro Animal Health Corp., Class A	299,438	5,815,086
Progenics Pharmaceuticals Inc.(a)(b)(c)	181,178	2

		25,128,290

Professional Services — 0.9%
Heidrick & Struggles International Inc.	286,332	8,412,434
Kelly Services Inc., Class A, NVS	492,818	10,137,266
Korn Ferry	482,943	21,008,021
Resources Connection Inc.	455,899	5,730,650
TrueBlue Inc.(a)	524,062	9,794,719

		55,083,090

Real Estate Management & Development — 0.6%
Marcus & Millichap Inc.(a)	191,619	7,133,975
RE/MAX Holdings Inc., Class A	159,008	5,776,761
Realogy Holdings Corp.(a)	1,714,119	22,489,241

		35,399,977

Road & Rail — 0.4%
ArcBest Corp.	378,259	16,140,312
Heartland Express Inc.(b)	371,352	6,721,471

		22,861,783

Semiconductors & Semiconductor Equipment — 1.1%
Axcelis Technologies Inc.(a)(b)	173,200	5,043,584
DSP Group Inc.(a)(b)	155,620	2,581,736
Ichor Holdings Ltd.(a)	171,092	5,157,568
Kulicke & Soffa Industries Inc.	470,824	14,976,911
PDF Solutions Inc.(a)(b)	171,248	3,698,957
Photronics Inc.(a)	496,861	5,544,969
Rambus Inc.(a)	983,225	17,167,108
SMART Global Holdings Inc.(a)(b)	205,866	7,746,738
Veeco Instruments Inc.(a)	329,825	5,725,762

		67,643,333

Software — 0.5%
Bottomline Technologies DE Inc.(a)	231,786	12,224,394
Progress Software Corp.	233,211	10,538,805
Xperi Holding Corp.	577,869	12,077,462

		34,840,661

Specialty Retail — 5.6%
Aaron’s Co. Inc. (The)(a)	495,963	9,403,459
Abercrombie & Fitch Co., Class A	927,984	18,893,754
America’s Car-Mart Inc./TX(a)(b)	32,655	3,586,825
Asbury Automotive Group Inc.(a)(b)	286,030	41,686,012
Barnes & Noble Education Inc.(a)(b)	464,339	2,159,176
Bed Bath & Beyond Inc.	1,868,824	33,190,314
Boot Barn Holdings Inc.(a)	170,587	7,396,652
Buckle Inc. (The)	249,782	7,293,634
Caleres Inc.	560,095	8,765,487
Cato Corp. (The), Class A	317,870	3,048,373
Chico’s FAS Inc.	1,792,414	2,849,938

Security	Shares	Value

Specialty Retail (continued)
Children’s Place Inc. (The)	215,739	$10,808,524
Conn’s Inc.(a)(b)	283,676	3,316,173
Designer Brands Inc. , Class A	869,316	6,650,267
GameStop Corp., Class A(a)(b)	428,577	8,074,391
Genesco Inc.(a)(b)	211,799	6,373,032
Group 1 Automotive Inc.	255,388	33,491,582
Guess? Inc.(b)	555,193	12,558,466
Haverty Furniture Companies Inc.	135,695	3,754,681
Michaels Companies Inc. (The)(a)(b)	1,101,421	14,329,487
Monro Inc.	494,581	26,361,167
ODP Corp. (The)	797,855	23,377,152
Sally Beauty Holdings Inc.(a)(b)	1,676,965	21,867,624
Shoe Carnival Inc.(b)	127,244	4,985,420
Signet Jewelers Ltd.	777,884	21,212,897
Sonic Automotive Inc., Class A(b)	353,548	13,636,346
Zumiez Inc.(a)	135,774	4,993,768

		354,064,601

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	972,607	10,192,922
Diebold Nixdorf Inc.(a)	608,217	6,483,593

		16,676,515

Textiles, Apparel & Luxury Goods — 3.2%
Capri Holdings Ltd.(a)(b)	2,228,049	93,578,058
Fossil Group Inc.(a)	318,326	2,759,886
G-III Apparel Group Ltd.(a)(b)	648,550	15,396,577
Kontoor Brands Inc.(a)	384,147	15,581,002
Movado Group Inc.	245,290	4,076,720
Oxford Industries Inc.	251,361	16,466,659
Steven Madden Ltd.	700,921	24,756,530
Unifi Inc.(a)	227,440	4,034,786
Vera Bradley Inc.(a)(b)	339,492	2,702,356
Wolverine World Wide Inc.	755,787	23,618,344

		202,970,918

Thrifts & Mortgage Finance — 1.8%
Capitol Federal Financial Inc.	1,905,716	23,821,450
Flagstar Bancorp. Inc.	279,382	11,387,611
HomeStreet Inc.	321,681	10,856,734
Meta Financial Group Inc.	116,525	4,260,154
Northfield Bancorp. Inc.	706,334	8,709,098
Northwest Bancshares Inc.	1,886,870	24,038,724
Provident Financial Services Inc.	1,077,045	19,343,728
TrustCo Bank Corp. NY	1,414,490	9,434,648

		111,852,147

Tobacco — 0.4%
Universal Corp./VA	364,656	17,725,928
Vector Group Ltd.	949,739	11,064,459

		28,790,387

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	224,918	17,541,355
Boise Cascade Co.	581,675	27,804,065
DXP Enterprises Inc./TX(a)	242,077	5,381,372
Foundation Building Materials Inc.(a)	331,942	6,376,606
GMS Inc.(a)	634,866	19,350,715
NOW Inc.(a)(b)	1,616,072	11,603,397
Veritiv Corp.(a)	183,355	3,811,950

		91,869,460

Water Utilities — 0.6%
American States Water Co.	252,293	20,059,817

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
California Water Service Group	304,238	$16,437,979

		36,497,796

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	260,618	11,271,729
Spok Holdings Inc.	264,354	2,942,260

		14,213,989

Total Common Stocks — 98.8% (Cost: $6,236,607,794)		6,298,240,121

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	228,421,052	228,558,105
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	82,750,000	82,750,000

		311,308,105

Total Short-Term Investments — 4.9% (Cost: $311,140,911)		311,308,105

Total Investments in Securities — 103.7% (Cost: $6,547,748,705)		6,609,548,226

Other Assets, Less Liabilities — (3.7)%		(237,543,882)

Net Assets — 100.0%		$6,372,004,344

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$288,971,308	$—		$(60,663,083	)(a)	$61,240	$188,640	$228,558,105	228,421,052	$4,499,267	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,110,000	33,640,000	(a)	—		—	—	82,750,000	82,750,000	23,020		—

						$61,240	$188,640	$311,308,105		$4,522,287		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	125	03/19/21	$12,343	$354,986

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$36,348,349	$242,976	(c)	$36,538,764	0.6%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	23,777,883	501,376	(e)	24,059,054	0.4

					$744,352		$60,597,818

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $52,561 of net dividends and financing fees.
(e)	Amount includes $220,205 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	20-65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of December 31, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Ameris Bancorp.	89,317	$3,400,298	9.3%
Banner Corp.	1,343	62,570	0.2
Brookline Bancorp. Inc.	47,502	571,924	1.6
Central Pacific Financial Corp.	41,017	779,733	2.1
Community Bank System Inc.	13,558	844,799	2.3
First BanCorp./Puerto Rico	1,297,365	11,961,705	32.7
First Commonwealth Financial Corp.	127,823	1,398,384	3.8
Hanmi Financial Corp.	5,316	60,283	0.2
Hope Bancorp Inc.	4,746	51,779	0.1
OFG Bancorp.	11	204	0.0	(a)
Westamerica Bancorp.	11,154	616,705	1.7

		19,748,384

Insurance
Assured Guaranty Ltd.	532,336	16,763,261	45.9

Semiconductors & Semiconductor Equipment
Photronics Inc.(b)	2,430	27,119	0.1

Total Reference Entity — Long		36,538,764

Net Value of Reference Entity — Goldman Sachs & Co.		$36,538,764

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of December 31, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
BankUnited Inc.	54,728	$1,903,440	7.9%
Central Pacific Financial Corp.	2,028	38,552	0.2

	Shares	Value	% of Basket Value

City Holding Co.	579	$40,269	0.2
Community Bank System Inc.	4,691	292,296	1.2
Eagle Bancorp. Inc.	1,722	71,119	0.3
First Bancorp./Southern Pines NC	29,741	1,006,138	4.2
First Commonwealth Financial Corp.	862	9,430	0.0	(a)
Hanmi Financial Corp.	2,399	27,205	0.1
Independent Bank Corp.	32,307	2,359,703	9.8
National Bank Holdings Corp., Class A	10,865	355,937	1.5
NBT Bancorp. Inc.	222,668	7,147,643	29.7
OFG Bancorp.	3,821	70,841	0.3
Pacific Premier Bancorp. Inc.	1,425	44,645	0.2
Seacoast Banking Corp. of Florida(b)	181,992	5,359,664	22.3
United Community Banks Inc./GA	45,885	1,304,969	5.4

		20,031,851

Commercial Services & Supplies
Pitney Bowes Inc.	6,713	41,352	0.2

Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	25,501	225,939	0.9

Insurance
ProAssurance Corp.	820	14,588	0.0	(a)

Thrifts & Mortgage Finance
Meta Financial Group Inc.	100,754	3,683,566	15.3
TrustCo Bank Corp. NY	9,259	61,758	0.3

		3,745,324

Total Reference Entity — Long		24,059,054

Net Value of Reference Entity — JPMorgan Securities PLC		$24,059,054

(a)	Rounds to less than 0.1%.
(b)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Small-Cap 600 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,298,240,119	$—	$2	$6,298,240,121
Money Market Funds	311,308,105	—	—	311,308,105

	$6,609,548,224	$—	$2	$6,609,548,226

Derivative financial instruments(a)
Assets
Futures Contracts	$354,986	$—	$—	$354,986
Swaps	—	744,352	—	744,352

	$354,986	$744,352	$—	$1,099,338

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares